Defined benefit scheme (Schedule of Defined Benefit Assets in Current Period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit assets		₪ 4,041
Closing defined benefit assets		4,105	₪ 4,041
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Closing defined benefit assets | $	$ 1,276
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets		4,041	3,480
Expected return on the plan assets		72	118
Changes in financial assumptions		(157)	255
Employer contribution		380	317
Benefits paid		(227)	(111)
Interest losses on severance payment allocated to remuneration benefits		(4)	(18)
Closing defined benefit assets		₪ 4,105	₪ 4,041
Plan assets [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets | $	1,256
Expected return on the plan assets | $	22
Changes in financial assumptions | $	(49)
Employer contribution | $	119
Benefits paid | $	(71)
Interest losses on severance payment allocated to remuneration benefits | $	(1)
Closing defined benefit assets | $	$ 1,276